Employee benefits (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current liabilities	$ 724	$ 964
Non-current liabilities	1,221	1,381
Payroll Related Charges And Other Remunerations [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	636	867
Share Based Payment [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	18	27
Employee Postretirement Obligation Provision [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	70	70
Non-current liabilities	$ 1,221	$ 1,381